Financial investments	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Financial investments

9	Financial investments

Carrying amounts of financial investments
	30 Jun 2025	31 Dec 2024
	$m	$m
Financial investments measured at fair value through other comprehensive income	381,746	339,193
– treasury and other eligible bills	117,390	112,705
– debt securities	262,226	224,496
– equity securities	1,697	1,569
– other instruments	433	423
Debt instruments measured at amortised cost	166,209	153,973
– treasury and other eligible bills	21,243	22,148
– debt securities	144,966	131,825
At the end of the period	547,955	493,166